CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands		Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total GDS Holdings Limited shareholders' equity	Non- controlling interests	Total
Balance at Dec. 31, 2022		¥ 516	¥ 29,048,598	¥ (848,360)	¥ (5,179,705)	¥ 23,021,049	¥ 116,594	¥ 23,137,643
Balance (in shares) at Dec. 31, 2022		1,524,432,991
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Income (loss) for the year					(4,290,053)	(4,290,053)	4,660	(4,285,393)
Other comprehensive income (loss)				(126,033)		(126,033)	915	(125,118)
Total comprehensive income (loss)				(126,033)	(4,290,053)	(4,416,086)	5,575	(4,410,511)
Redeemable preferred shares dividends			(53,625)			(53,625)		(53,625)
Change in non-controlling interest of a subsidiary			(9,447)			(9,447)	9,447
Capital contribution from non-controlling interests			2,039			2,039	42,146	44,185
Deconsolidation of subsidiaries							(8,185)	(8,185)
Share-based compensation			336,616			336,616		336,616
Vesting of restricted shares (in shares)		3,752,472
Settlement of liability-classified restricted share award			12,914			12,914		12,914
Settlement of liability-classified restricted shares award (in shares)		1,035,704
Settlement of restricted share awards with shares held by depository bank (in shares)		(4,788,176)
Balance at Dec. 31, 2023		¥ 516	29,337,095	(974,393)	(9,469,758)	18,893,460	165,577	19,059,037
Balance (in shares) at Dec. 31, 2023		1,524,432,991
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Income (loss) for the year	[1]				3,425,386	3,425,386	(1,108)	3,424,278
Other comprehensive income (loss)	[2]			(119,984)		(119,984)	2,184	(117,800)
Total comprehensive income (loss)				(119,984)	3,425,386	3,305,402	1,076	3,306,478
Shares issued to depositary bank		¥ 11	(11)
Shares issued to depositary bank (in shares)		30,747,912
Redeemable preferred shares dividends			(54,232)			(54,232)		(54,232)
Capital contribution from non-controlling interests							274,445	274,445
Deconsolidation of subsidiaries							(311,167)	(311,167)
Share-based compensation			296,487			296,487		296,487
Vesting of restricted shares (in shares)		17,068,048
Settlement of liability-classified restricted share award			16,929			16,929		16,929
Settlement of liability-classified restricted shares award (in shares)		1,839,320
Settlement of restricted share awards with shares held by depository bank (in shares)		(18,907,368)
Balance at Dec. 31, 2024		¥ 527	29,596,268	(1,094,377)	(6,044,372)	22,458,046	129,931	22,587,977
Balance (in shares) at Dec. 31, 2024		1,555,180,903
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY
Income (loss) for the year					949,643	949,643	9,719	959,362
Other comprehensive income (loss)				265,058		265,058	433	265,491
Total comprehensive income (loss)				265,058	949,643	1,214,701	10,152	1,224,853
Issuance of ordinary shares		¥ 17	1,015,676			1,015,693		1,015,693
Issuance of ordinary shares (in shares)		47,840,000
Share issued under share-lending arrangement in connection with issuance of convertible bonds		¥ 18	36,948			36,966		36,966
Share issued under share-lending arrangement in connection with issuance of convertible bonds (in shares)		48,000,000
Redeemable preferred shares dividends			(54,305)			(54,305)		(54,305)
Acquisition of non-controlling interests			(48,709)			(48,709)	(19,347)	(68,056)
Effect of share award plan of equity investee			866,274			866,274		866,274
Capital contribution from non-controlling interests							776,650	776,650
Share-based compensation			283,376			283,376		283,376
Vesting of restricted shares (in shares)		15,483,832
Settlement of liability-classified restricted share award			10,970			10,970		10,970
Settlement of liability-classified restricted shares award (in shares)		405,120
Settlement of restricted share awards with shares held by depository bank (in shares)		(15,888,952)
Balance at Dec. 31, 2025		¥ 562	¥ 31,706,498	¥ (829,319)	¥ (5,094,729)	¥ 25,783,012	¥ 897,386	¥ 26,680,398
Balance (in shares) at Dec. 31, 2025		1,651,020,903

[1]	Exclude net loss attributable to redeemable non-controlling interests of RMB120,447 for the year ended December 31, 2024.
[2]	Exclude other comprehensive income attributable to redeemable non-controlling interests of RMB95,543 for the year ended December 31, 2024.